CONVERTIBLE SENIOR NOTES, NET (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended
	Nov. 30, 2019 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ₪ / shares	Nov. 30, 2019 ₪ / shares
Debt Instrument [Line Items]
Ordinary shares, par value | ₪ / shares			₪ 0.01		₪ 0.01
Cap price of the capped call transactions | $ / shares		$ 229.14
Cost of capped call transactions		$ 53,600
Capped call initial strike price | $ / shares		$ 157.53
Issuance costs		$ 2,046
Deferred taxes		11,022
Convertible Senior Note [Member]
Debt Instrument [Line Items]
Principal amount	$ 500,000	$ 575,000		$ 575,000
Coupon rate	0.00%	3.50%
Due date	Nov. 15, 2024
Additional principal amount	$ 75,000
Conversion rate | $ / shares	$ 6.3478	$ 157.53
Ordinary shares, par value | ₪ / shares						₪ 0.01
Conversion rate description	The Convertible Notes are convertible based upon an initial conversion rate of 6.3478 of the Company's ordinary shares, par value NIS 0.01 per share per $1 principal amount of Convertible Notes (equivalent to a conversion price of approximately $157.53 per ordinary share)
Conversion rate percentage	130.00%
Principal amount of convertible notes for each trading day	$ 1
Percentage of measurement period of product of last reported sale price	98.00%
Percentage of repurchase price equal to principal amount of convertible notes	100.00%